Related Party Transactions (Details Narrative)															12 Months Ended
	Dec. 31, 2023 USD ($) shares	Sep. 17, 2023 shares	Sep. 15, 2023 shares	Sep. 02, 2023 shares	Jul. 06, 2023 shares	May 11, 2023 shares	Apr. 20, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 01, 2023 shares	Sep. 15, 2022 USD ($) shares	Aug. 18, 2022 USD ($) shares	Jul. 15, 2022 USD ($) shares	Sep. 02, 2020 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($) shares	Nov. 28, 2023 shares	Jul. 31, 2023	Apr. 20, 2023 CAD ($)	Jun. 29, 2022 shares
IfrsStatementLineItems [Line Items]
Due to related parties	$ 115,526														$ 115,526		$ 210,070	$ 210,070	$ 210,070	$ 210,070
Management fees															924,083		711,766
Director fees															820,047		552,975
Consulting fees															52,313
Stock based compensation															$ 118,202		1,421,267
Common stock, shares | shares	80,000														80,000							80,000
Trade and other payables	$ 115,304														$ 115,304
Settle of debt															$ 2,957
Number of Options Vested | shares															1,620,000	1,620,000
Notes receivables	113,309						$ 742								$ 113,309		1,062,062	1,062,062	1,062,062	1,062,062	$ 1,193,641				$ 1,000
Notes payable	$ 3,464,450														$ 3,464,450		166,555	$ 166,555	$ 166,555	$ 166,555
Interest rate	35.00%						12.00%								35.00%							35.00%		5.00%	12.00%
Maturity date							April 30, 2025
Exercise price of warrant																		1,442,000	0.22	0.30
Number of shares reserves																	14,189	$ 14,189	$ 14,189	$ 14,189
Restricted stock unit obligation liability	$ 18,398														$ 18,398		295,747	$ 295,747	295,747	295,747
Proceeds from stock plans															542,864		571,066				$ 191,032
Cash bonus															5,633,959		4,386,716
Shares issued for RSUs															$ 315,796		103,582
Settlement of amount in notes receivables																	49,800
Loss on Settlement																	285,120
Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares																							36,057,934			14,507,380
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Stock based compensation																	255,206
Common stock, shares | shares	400,000														400,000							400,000
Reduction to equity	$ 260,681														$ 260,681
Number of Options Vested | shares	1,365,610	650,000	452,785	75,464	75,000	601,000				256,800					(3,446,659)	(3,446,659)		(885,012)
Exercise price of warrant | shares															3,476,659	3,476,659		885,012
Number of shares reserves																	65,160	$ 65,160	65,160	65,160
Restricted stock unit obligation liability																	190,047	190,047	190,047	190,047
Related parties [member]
IfrsStatementLineItems [Line Items]
Stock based compensation															$ 1,294,051		926,119
Trade and other payables	$ 260,681														260,681
Settle of debt															118,261	$ 160,000
Notes receivables																	450,325	450,325	450,325	450,325
Receivable interest rate	5.00%														5.00%							5.00%
Notes payable	$ 420,281														$ 420,281							$ 402,115
Maturity date															December 31, 2024	December 31, 2024
Related parties [member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Exercise price of warrant | shares																		40,000
Related parties [member] | Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares															50,000	50,000
Officer [Member]
IfrsStatementLineItems [Line Items]
Interest rate	6.00%														6.00%							6.00%
Director [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued , value																	$ 19,077	$ 19,077	$ 19,077	$ 19,077
Director [Member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares																	80,000	80,000	80,000	80,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Restricted stock units																	$ 197,212
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Exercise price of warrant | shares														50,000
Restricted stock unit obligation liability																	98,606	$ 98,606	$ 98,606	$ 98,606
Proceeds from stock plans														$ 5,000,000
Stock based compensation																	295,818
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from stock plans														25,000
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from stock plans														$ 5,000,000
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares											50,000			20,000
Cash bonus											$ 100,000
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares												65,000
Value of stock issued for obligation															$ 94,300
Cash payments												$ 210,000
Auditors remuneration															$ 21,762
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Cash payments								$ 50,000	$ 50,000
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													25,000
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash payments												$ 110,000
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Bottom of range [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 5,000,000
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares	40,000														40,000							40,000
Number of Options Vested | shares															15,000	15,000
Value of stock issued for obligation															$ 32,635
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Issued capital [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													20,000
Chief Financial Officer [Member] | Restricted stock units first anniversary agreement [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													20,000
Shares issued for RSUs, shares | shares															20,000	20,000
Chief Financial Officer [Member] | Restricted stock units second anniversary agreement [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 20,000
Chief Financial Officer [Member] | Restricted stock units second anniversary agreement [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													30,000
Chief Financial Officer [Member] | Restricted stock units second anniversary agreement [member] | Issued capital [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 15,000
Chief Financial Officer [Member] | Sasb phase a [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 25,000
Chief Operating Officer [Member] | Restricted Stock Units (RSUs) [Member] | Bottom of range [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													25,000
Chief Operating Officer [Member] | Restricted Stock Units (RSUs) [Member] | Issued capital [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													20,000
Chief Operating Officer [Member] | Restricted stock units first anniversary agreement [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													25,000
Shares issued for RSUs, shares | shares															25,000	25,000
Shares issued for RSUs															$ 33,111
Chief Operating Officer [Member] | Restricted stock units second anniversary agreement [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 20,000
Chief Operating Officer [Member] | Restricted stock units second anniversary agreement [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													30,000
Chief Operating Officer [Member] | Restricted stock units second anniversary agreement [member] | Issued capital [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 15,000
Director fees [member]
IfrsStatementLineItems [Line Items]
Director fees															$ 145,500		92,000
Directors [member]
IfrsStatementLineItems [Line Items]
Stock based compensation																	21,283
Common stock, shares | shares	808,680														808,680							808,680
Exercise price of warrant | shares																		12,000
Restricted stock unit obligation liability																	$ 7,094	$ 7,094	$ 7,094	$ 7,094
Directors [member] | Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Reduction to equity	$ 799,212														$ 799,212
Number of Options Vested | shares															586,868	586,868
Reduction to equity															$ 473,331